Summary of significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2020
Summary of significant accounting policies
Summary of new standards, amendments to standards and interpretations not yet adopted

Effective for accounting
periods beginning on or after
IFRS 16	Covid-19-Related Rent Concessions	1 June 2020
Amendments to IAS 39, IFRS 4, IFRS 7, IFRS 9 and IFRS 16	Interest Rate Benchmark Reform – Phase 2	1 January 2021
Annual Improvements Project	Annual Improvements to HKFRSs 2018-2020	1 January 2022
Amendments to IFRS 3	Reference to Conceptual Framework	1 January 2022
Amendments to IAS 16	Property, Plant and Equipment – Proceeds before Intended Use	1 January 2022
Amendments to IAS 37	Onerous Contracts – Costs of Fulfilling a Contract	1 January 2022
Amendments to IAS 1	Classification of Liabilities as Current or Non-current	1 January 2023
IFRS 17	Insurance contracts	1 January 2023
IFRIC Int 5 (2020)	IFRIC Interpretation 5 (2020)	1 January 2023
Amendments to IFRS 10 and IAS 28	Sale or Contribution of Asset between an Investor and its Associate or Joint Venture	To be determined

Summary of estimated useful lives of property, plant and equipment
– Leasehold improvements	Shorter of remaining lease term and the estimated useful lives of the assets
– Right of use assets	Shorter of the asset’s useful life and the lease term on a straight-line basis
– Machinery and equipment	10 years
– Office equipment, furniture, fixture and motor vehicles	5 - 10 years
– Buildings	20 - 50 years